Financial liabilities - Disclosure of the main data and assumptions, Kreos / Claret minimum return indemnifications (Details) - Kreos/Claret Minimal Return Indemnifications € in Thousands	Dec. 31, 2024 EUR (€)
Tranche B
Disclosure of detailed information about borrowings [line items]
Fair value of other equity instruments	€ 2,636
Tranche C
Disclosure of detailed information about borrowings [line items]
Fair value of other equity instruments	€ 984
Minimal return | Amortized cost (EIR method) | Tranche B
Disclosure of detailed information about borrowings [line items]
Significant unobservable input, liabilities	1.40
Minimal return | Amortized cost (EIR method) | Tranche C
Disclosure of detailed information about borrowings [line items]
Significant unobservable input, liabilities	1.30
Discount rate | Amortized cost (EIR method) | Tranche B
Disclosure of detailed information about borrowings [line items]
Significant unobservable input, liabilities	0.0750
Discount rate | Amortized cost (EIR method) | Tranche C
Disclosure of detailed information about borrowings [line items]
Significant unobservable input, liabilities	0.0750
Probability-weighted present value of shortfall payment, final redemption | Amortized cost (EIR method) | Tranche B
Disclosure of detailed information about borrowings [line items]
Significant unobservable input, liabilities	2,635
Probability-weighted present value of shortfall payment, final redemption | Amortized cost (EIR method) | Tranche C
Disclosure of detailed information about borrowings [line items]
Significant unobservable input, liabilities	1,160
Probability-weighted present value of shortfall payment, tender offer | Amortized cost (EIR method) | Tranche B
Disclosure of detailed information about borrowings [line items]
Significant unobservable input, liabilities	136
Probability-weighted present value of shortfall payment, tender offer | Amortized cost (EIR method) | Tranche C
Disclosure of detailed information about borrowings [line items]
Significant unobservable input, liabilities	43
Probability-weighted fair value of tranche A-B warrants with MRI | Amortized cost (EIR method) | Tranche B
Disclosure of detailed information about borrowings [line items]
Significant unobservable input, liabilities	104
Probability-weighted fair value of tranche A-B warrants with MRI | Amortized cost (EIR method) | Tranche C
Disclosure of detailed information about borrowings [line items]
Significant unobservable input, liabilities	684
Probability-weighted fair value of tranche A-B warrants without MRI | Amortized cost (EIR method) | Tranche B
Disclosure of detailed information about borrowings [line items]
Significant unobservable input, liabilities	241
Probability-weighted fair value of tranche A-B warrants without MRI | Amortized cost (EIR method) | Tranche C
Disclosure of detailed information about borrowings [line items]
Significant unobservable input, liabilities	903
Total fair value of MRI, final redemption | Amortized cost (EIR method) | Tranche B
Disclosure of detailed information about borrowings [line items]
Significant unobservable input, liabilities	2,499
Total fair value of MRI, final redemption | Amortized cost (EIR method) | Tranche C
Disclosure of detailed information about borrowings [line items]
Significant unobservable input, liabilities	941
Total fair value of MRI, tender offer | Amortized cost (EIR method) | Tranche B
Disclosure of detailed information about borrowings [line items]
Significant unobservable input, liabilities	136
Total fair value of MRI, tender offer | Amortized cost (EIR method) | Tranche C
Disclosure of detailed information about borrowings [line items]
Significant unobservable input, liabilities	43